Financial risk management (Details) £ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024 GBP (£)	Dec. 31, 2023 GBP (£)	Dec. 31, 2024 USD ($)
Financial risk management
Book value	£ 2,498	£ 3,153
$50m term loan due May 2025
Financial risk management
Notional amount of debt | $			$ 50
$700m term loan
Financial risk management
Notional amount of debt | $			700
Bond debt
Financial risk management
Fair market value	2,480	2,959
Book value	2,494	2,943
Liquidity Risk
Financial risk management
Required headroom of unrestricted cash and available committed facilities	£ 600
Minimum period for which Treasury Committee manages financing requirements and associated headroom	12 months
Unrestricted cash	£ 357
Combined headroom	£ 1,196	1,603
Advance period for financing debt maturities	12 months
Liquidity Risk | Committed debt facilities
Financial risk management
Available commitments	£ 799		1,000
Liquidity Risk | $50m term loan due May 2025
Financial risk management
Available commitments	£ 40		50
Liquidity Risk | $700m term loan | Less than 1 year
Financial risk management
Notional amount of debt | $			$ 700
Liquidity Risk | €500m bond and €600m bond
Financial risk management
Increase in coupon payable percentage, in the event that the Group is downgraded to BB+ or below	1.25%
Period for redemption of bonds	120 days
Credit risk | Below A-
Financial risk management
Balances with banks	£ 13	16
Credit risk | Below A- | Single bank
Financial risk management
Balances with banks	£ 1	£ 1
Foreign exchange risk
Financial risk management
Foreign currencies as a percentage of Group's operating profit	112.00%
Threshold amount of foreign currencies exposure covered by foreign exchange derivatives	£ 10
Percentage of movement in risk assumption	10.00%	10.00%	10.00%
Foreign exchange risk | US dollar
Financial risk management
Foreign currencies as a percentage of Group's operating profit	60.00%
Percentage of net debt	63.00%	74.00%
Percentage of movement in risk assumption	10.00%	10.00%	10.00%
Increase (decrease) in operating profit due to reasonably possible movement in risk assumption	£ 30	£ 35
Decrease (increase) in interest payable due to reasonably possible movement in risk assumption	10	12
Increase (decrease) in other comprehensive income due to reasonably possible movement in risk assumption	372	349
Increase (decrease) in other comprehensive income due to reasonably possible movement in risk assumption, offsetting impact of net investment hedging	£ 158	£ 182
Foreign exchange risk | Euro
Financial risk management
Foreign currencies as a percentage of Group's operating profit	33.00%
Percentage of net debt	26.00%	28.00%
Percentage of movement in risk assumption	10.00%	10.00%	10.00%
Increase (decrease) in operating profit due to reasonably possible movement in risk assumption	£ 17	£ 16
Decrease (increase) in interest payable due to reasonably possible movement in risk assumption	4	5
Increase (decrease) in other comprehensive income due to reasonably possible movement in risk assumption	19	17
Increase (decrease) in other comprehensive income due to reasonably possible movement in risk assumption, offsetting impact of net investment hedging	£ 24	£ 27
Foreign exchange risk | Other currencies
Financial risk management
Percentage of net debt	11.00%	(2.00%)
Interest rate risk
Financial risk management
Percentage of estimated future interest rate exposures (excluding pensions) to be fixed	50.00%
Minimum period for which estimated future interest rate exposures are to be fixed	12 months
Interest rate risk | US dollar
Financial risk management
Percentage of movement in risk assumption	1.00%	1.00%	1.00%
Income statement impact due to reasonably possible increase in designated risk component	£ 2	£ 6
Interest rate risk | Euro
Financial risk management
Percentage of movement in risk assumption	1.00%	1.00%	1.00%
Increase (decrease) in market value of the Group's bond liabilities due to reasonably possible increase in designated risk component	£ (61)	£ (86)
Income statement impact due to reasonably possible increase in designated risk component	£ 0	£ 0
Interest rate risk | Pound sterling
Financial risk management
Percentage of movement in risk assumption	1.00%	1.00%	1.00%
Increase (decrease) in market value of the Group's bond liabilities due to reasonably possible increase in designated risk component	£ (22)	£ (26)
Income statement impact due to reasonably possible increase in designated risk component	£ 0	£ 0
Interest rate risk | $700m term loan | US dollar
Financial risk management
Percentage of term loan hedged	37.50%	50.00%
Interest rate risk | Bond debt
Financial risk management
Fair market value	£ 2,480	£ 2,959
Book value	£ 2,494	£ 2,943